Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 73,851.4		$ 72,405.0	$ 61,297.7
Income tax adjustments on prior years	(19,107.0)		(16,628.1)	(12,661.2)
Other income tax adjustments	152.8		122.5	247.8
Current income tax expense	54,897.2		55,899.4	48,884.3
Deferred income tax expense (benefit)
Effect of tax rate changes	561.8
The origination and reversal of temporary differences	(4,336.1)		(1,775.0)	(1,542.8)
Investment tax credits and operating loss carryforward				303.2
Deferred income tax expense (benefit)	(3,774.3)		(1,775.0)	(1,239.6)
Income tax expense recognized in profit or loss	$ 51,122.9	$ 1,724.8	$ 54,124.4	$ 47,644.7